FIXED ASSETS	6 Months Ended	12 Months Ended
	Mar. 31, 2012	Sep. 30, 2011
Notes to Financial Statements
FIXED ASSETS

The Company’s fixed assets consist of computer equipment which is valued at cost and depreciated using the straight-line method over four years as follows:

			Sept. 30,	Sept. 30,
		Accumulated	2011	2010
	Cost	Amortization	Net	Net

Computer equipment	$4,956	$1,738	$3,218	$4,480

Depreciation of $1,262 and $477 is included in general and administrative expenses in the statement of operations for the years ended September 30, 2011 and 2010, respectively.